Income tax (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Income Tax
Income Tax Charge For The Year	$ (31,830,367)	$ (51,318,496)	$ (41,328,005)
Variation between provision and tax return	(653,803)	949,401	919,406
Deferred Income Tax
Related To The Net Variation In Temporary Differences	14,546,043	29,441,866	(9,747,354)
Income tax for the year	$ (17,938,127)	$ (20,927,229)	$ (50,155,953)